Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes
Schedule of income tax (expense) benefit

	Year Ended December 31,
	2022	2021	2020

	(€ in thousands)
Current tax (expense) income	--	--	--
Deferred tax (expense) income	102	(65)	88
Total	102	(65)	88

Sources of deferred tax assets and liabilities

	December 31,
	2022		2021

	(€ in thousands)
	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities
Trade receivables	9	--	--	(7)
Other receivables and current assets	108	(136)	722	(7)
Inventories	4	--	8	(4)
Property, Plant & Equipment	3	(3,100)	5	(309)
Non-current other assets	57	(8)	--	(79)
Current financial assets	272	--	--	(838)
Non-current financial assets	--	(263)	--	--
Trade liabilities	226	--	320	--
Contract liabilities	1,302	(1,381)	543	(607)
Contract liabilities non current	79	--	65	--
Other current liabilities and provisions	475	(711)	19	(2,109)
Current financial liabilities	217	--	90	(1,406)
Non-current financial liabilities	5,110	--	3,405	--
Tax losses carried forward	--	--	467	--
Valuation allowance	(19)	(2,244)	(203)	(162)
Tax assets (liabilities)	7,843	(7,843)	5,441	(5,528)
Set off of tax	(7,843)	7,843	(5,441)	5,441
Net tax	--	--	--	(87)

Reconciliation of income tax benefit (expense)

RECONCILIATION OF INCOME TAX BENEFIT (EXPENSE)

	Year Ended December 31,
	2022	2021	2020

	(€ in thousands)
Loss before tax	(11,511)	(10,521)	(15,569)
Tax expense at prevailing statutory rate (28%)	3,223	2,946	4,359
Non-deductible expenses	(170)	(124)	(198)
Non-taxable income	167	180	22
Tax-rate related differences	(135)	(45)	(69)
Permanent differences	219	804	(180)
Unrecognized temporary differences and tax losses	(3,331)	(3,965)	(3,916)
Other	129	139	70
Income tax (expense) income	102	(65)	88